General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Summary of Company's General and Administrative Expenses

The following table summarizes the Company’s general and administrative expenses, which represent the activity of LAC North America for the period January 1, 2023 to October 2, 2023 and actual expenses for the period October 3, 2023 to December 31, 2023:

	For the year ended December 31,
	2023	2022	2021
	$	$	$
Salaries, benefits and directors’ fees	7,973	3,485	2,108
Office and administration	3,788	1,619	1,157
Professional fees	2,525	3,426	1,205
Regulatory and filing fees	374	161	214
Travel	450	334	67
Investor relations	998	350	231
Depreciation	166	170	134
	16,274	9,545	5,116